Other Operating Results, Net	12 Months Ended
Jun. 30, 2021
27. Other operating results, net

27. Other operating results, net

	06.30.21	06.30.20	06.30.19
Canon	-	123	57
Interest generated by operating credits	99	244	354
Management fees	8	21	28
Loss from disposals of property plant and equipment	-	(4)	(2)
Loss from sale of subsidiaries, associates and joint ventures	-	(12)	(258)
Others	18	-	(54)
Donations	(76)	(100)	(194)
Lawsuits (Note 20)	(67)	(79)	(101)
Loss for impaired trading properties	-	-	(69)
Impaired goodwill	-	-	(277)
Total other operating results, net	(18)	193	(516)